Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [Line Items]
Income tax paid		€ (1,431)	€ (927)	€ (2,452)
Interest paid		(234)	(162)	(380)
Interest received		262	23	173
Dividends received from non-consolidated entities		8	0	1
Net change in short-term debt and other financial instruments	[1]	2,431	€ 286	€ 215
Commercial paper program in USA
Disclosure of detailed information about borrowings [Line Items]
Net change in short-term debt and other financial instruments		€ 2,630

[1]	For the six months ended June 30, 2023, this line item includes €2,630 million related to the US commercial paper program. It also includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.